Cover	Aug. 11, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41955
Entity Registrant Name	BRIDGEBIO ONCOLOGY THERAPEUTICS, INC.
Entity Central Index Key	0001869105
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	405-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BBOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	HELIX ACQUISITION CORP. II
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	52nd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116